EQUITY-BASED COMPENSATION - Non vested profits interests (Details) - $ / shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number
Outstanding	27,394
Vested	6,002
Outstanding	21,392	27,394
Weighted Average Grant Date Fair Value
Outstanding	$ 0.13
Granted		$ 0.84	$ 0.36	$ 0.27
Vested	0.13
Outstanding	$ 0.13	$ 0.13
Profits interests
Number
Outstanding	27,394	16,294
Granted		18,612
Vested		6,609
Forfeited		(903)
Outstanding		27,394	16,294
Weighted Average Grant Date Fair Value
Outstanding	$ 0.13	$ 0.06
Granted		0.19	$ 0.03	$ 0.02
Vested		0.10
Forfeited		0.20
Outstanding		$ 0.13	$ 0.06